Loans, Impaired Loans, and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Foreclosed assets held for sale	$ 91	$ 81